Acquisition of subsidiaries - Disclosure of reconciliation of changes in goodwill Europa (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Aug. 09, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 37,364		$ 29,170	$ 33,800
Europa Partners Holdings Limited
Disclosure of reconciliation of changes in goodwill [line items]
Consideration transferred		$ 8,509
Fair value of identifiable net assets		(315)
Goodwill		$ 8,194